Bank Loans	6 Months Ended
Jun. 30, 2026
Bank Loans [Abstract]
BANK LOANS

NOTE 13 – BANK LOANS

Bank loans as of June 30, 2026 and December 31, 2025 are summarized as follows:

	June 30,	December 31,
	2026	2025
Bank loans	€4,609,095	€382
Lines of credit	-	4,510,449
	4,609,095	4,510,831
less: current portion	1,175,408	(4,510,831)
	€3,433,687	€-

In February 2026, the Company announced the successful completion of a restructuring of its bank financing aimed at strengthening its financial position and aligning liquidity with the Company’s medium- and long-term business plan. As part of this process, Turbo Energy reached agreements with Bankinter, CaixaBank and BBVA, three of Spain’s leading financial institutions, enabling the conversion of existing lines of credit into long-term financing structures totaling approximately €4.87 million (approximately $5.75 million in U.S. dollars), whose new maturity date will be in 2029. The interest rate applicable in each period shall be the result of adding the relevant reference rate (12-month EURIBOR) plus a margin equivalent to 2% per annum.

Management assessed the terms of the restructuring under IFRS 9, Financial Instruments, and determined that the terms of the new financing were not substantially different from those of the original financial liabilities. Accordingly, the restructuring was accounted for as a modification of the existing financial liabilities, with no derecognition and no gain or loss recognized in the condensed consolidated statement of operations.

The terms and conditions of the bank loans are as follows:

		Nominal		June 30, 2026		December 31, 2025
		interest	Year of	Face	Carrying	Face	Carrying
Bank Loans	Currency	rate	maturity	Value	Amount	Value	Amount
CaixaBank	EUR	1.50%	2025	-	-	400,000	382
CaixaBank	EUR	4.23%	2029	2,459,731	2,323,542	-	-
BBVA	EUR	4.21%	2029	1,449,906	1,370,820	-	-
Bankinter	EUR	4.22%	2029	960,854	914,733	-	-
				€4,870,491	€4,609,095	€-	€382

During the six months ended June 30, 2026 and 2025, the Company incurred bank loan interest expense of €73,267 and €0, respectively.

The Company’s obligations are secured by substantially all of the assets of the Company.

As of December 31, 2025 the Company maintained the following lines of credit:

				December 31,
		Nominal		2025
	Credit	interest		Carrying
Line of credit	Limit	rate	Maturity	Value
Caixabank	€2,500,000	0.60% + Euribor	3/25/2025	€2,314,026
Sabadell	2,400,000	1.20% + Euribor	2/28/2025	-
BBVA	1,570,000	1.90% + Euribor	12/22/2025	1,292,690
Santander	4,000,000	0.45% + Euribor	2/28/2025	-
Bankinter	2,690,000	0.90% + Euribor	3/20/2025	903,733
Bankinter	110,000	0.75% + Euribor	3/20/2025	-
	€13,270,000			€4,510,449

As of December 31, 2025, the Company had a €3.6 million unsecured credit facility that could be drawn down to meet short-term financing needs. The facility had maturities ranging from one to three years for the ICO credit lines and was renewable automatically at the option of the Company. Interest was payable at an average rate of Euribor plus 2.11 percentage points. As part of the Company’s debt refinancing completed in 2026, the credit facility was cancelled. Accordingly, during the six months ended June 30, 2026 and 2025, the Company incurred interest expense related to the credit facility of €0 and €34,056, respectively.